Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income
Net realized losses on redemptions and sales of gold bullion	$ (8,822,164)	$ (2,757,701)
Change in unrealized gains (losses) on gold bullion	(37,474,945)	268,523,339
Total income (loss)	(46,297,109)	265,765,638
Expenses
Management fees (note 8)	7,523,598	7,698,892
Bullion storage fees	1,244,613	1,000,001
Sales tax	460,617	580,872
Listing and regulatory filing fees	195,679	253,650
Unitholder reporting costs	121,176	397,168
Legal fees	86,880	88,643
Custodial fees	24,865	8,680
Administrative fees	116,081	187,659
Audit fees	72,456	100,000
Trustee fees	4,187	4,417
Independent Review Committee fees	19,930	24,248
Net foreign exchange losses	5,570	39,772
Total expenses	9,875,652	10,384,002
Net income (loss) and comprehensive income (loss)	$ (56,172,761)	$ 255,381,636
Weighted average number of units	205,988,433	213,754,800
Increase (decrease) in total equity from operations per Unit	$ (0.27)	$ 1.19